Common Stock (Details) - shares	Dec. 31, 2021	Dec. 31, 2020
Class A common stock
Class of Stock [Line Items]
Common stock, issued (in shares)	242,647,604	124
Common stock, outstanding (in shares)	242,647,604	124
Class B common stock
Class of Stock [Line Items]
Common stock, issued (in shares)	0	130,557
Common stock, outstanding (in shares)	0	130,557